Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended	60 Months Ended	102 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Jun. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
C000015147 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class A Shares at maximum sales charge (Offering Price)
Account Value	$ 15,039	$ 15,039	$ 15,039	$ 15,039	$ 14,218	$ 12,784	$ 17,016	$ 12,070	$ 12,892	$ 10,293	$ 10,924	$ 10,370		$ 9,729	$ 9,426
Average Annual Return, Percent	(0.32%)	1.92%		4.17%
C000015147 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class A Shares at NAV (excluding maximum sales charge)
Account Value	$ 15,956	$ 15,956	15,956	$ 15,956	15,084	13,563	18,053	12,806	13,677	10,921	11,590	11,002		10,322	10,000
Average Annual Return, Percent	5.78%	3.13%		4.78%
C000015149 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class C Shares at NAV (excluding maximum sales charge)
Account Value	$ 15,022	$ 15,022	15,022	$ 15,022	14,201	12,769	17,128	12,248	13,174	10,600	11,333	10,836		10,245	10,000
Average Annual Return, Percent	4.97%	2.36%		4.15%
C000126484 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class R6 Shares at NAV
Account Value	$ 16,607	$ 16,607	16,607	$ 16,607	15,636	14,004	18,570	13,126	13,956	11,099	11,731	11,090		10,360	10,000
Average Annual Return, Percent	6.20%	3.54%		5.20%
C000015151 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class I Shares at NAV
Account Value	$ 16,357	$ 16,357	16,357	$ 16,357	15,424	13,831	18,368	12,998	13,846	11,027	11,670	11,051		10,348	10,000
Average Annual Return, Percent	6.05%	3.39%		5.04%
C000056118 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class A Shares at maximum sales charge (Offering Price)
Account Value	$ 16,822	$ 16,822	16,822	$ 16,822	15,191	13,999	14,937	13,052	13,423	10,383	11,272	9,442		8,775	9,424
Average Annual Return, Percent	4.34%	3.38%		5.34%
C000056118 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class A Shares at NAV (excluding maximum sales charge)
Account Value	$ 17,851	$ 17,851	17,851	$ 17,851	16,120	14,855	15,850	13,850	14,244	11,019	11,961	10,019		9,311	10,000
Average Annual Return, Percent	10.74%	4.62%		5.97%
C000070757 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class C Shares at NAV (excluding maximum sales charge)
Account Value	$ 16,799	$ 16,799	16,799	$ 16,799	15,170	13,980	15,039	13,240	13,729	10,695	11,701	9,870		9,250	10,000
Average Annual Return, Percent	9.90%	3.81%		5.32%
C000171406 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class R6 Shares at NAV
Account Value	$ 17,386	$ 17,386	$ 17,386	$ 17,386	15,651	14,376	15,302	13,325	13,651	10,525	11,385	9,492	$ 10,000
Average Annual Return, Percent	11.09%	4.96%	6.72%
C000056119 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class I Shares at NAV
Account Value	$ 18,293	$ 18,293	$ 18,293	$ 18,293	16,490	15,142	16,135	14,057	14,424	11,122	12,046	10,071		9,333	10,000
Average Annual Return, Percent	10.94%	4.87%		6.23%
C000104365 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class A Shares at maximum sales charge (Offering Price)
Account Value	$ 14,030	$ 14,030	14,030	$ 14,030	13,133	12,146	13,803	12,368	12,844	10,494	11,209	10,001		9,125	9,425
Average Annual Return, Percent	0.68%	0.58%		3.44%
C000104365 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class A Shares at NAV (excluding maximum sales charge)
Account Value	$ 14,886	$ 14,886	14,886	$ 14,886	13,934	12,887	14,645	13,122	13,627	11,134	11,892	10,612		9,682	10,000
Average Annual Return, Percent	6.83%	1.78%		4.06%
C000104366 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class C Shares at NAV (excluding maximum sales charge)
Account Value	$ 14,019	$ 14,019	14,019	$ 14,019	13,123	12,137	13,893	12,545	13,127	10,804	11,628	10,452		9,612	10,000
Average Annual Return, Percent	5.98%	1.02%		3.44%
C000171407 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class R6 Shares at NAV
Account Value	$ 14,347	$ 14,347	$ 14,347	$ 14,347	13,393	12,337	13,975	12,479	12,918	10,518	11,199	9,957	10,000
Average Annual Return, Percent	7.13%	2.12%	4.34%
C000104368 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class I Shares at NAV
Account Value	$ 15,257	$ 15,257	$ 15,257	$ 15,257	14,249	13,147	14,901	13,319	13,798	11,247	11,982	10,665		9,711	10,000
Average Annual Return, Percent	7.07%	2.03%		4.31%
Standard & Poor's 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500® Index
Account Value	$ 34,254	$ 34,254	34,254	$ 34,254	27,399	21,696	26,494	20,585	17,386	13,223	13,829	11,351		10,138	10,000
Average Annual Return, Percent	25.02%	14.53%		13.10%
MSCI ACWI Index Net [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Index (Net)
Account Value	$ 24,183	$ 24,183	$ 24,183	$ 24,183	20,584	16,844	20,633	17,406	14,973	11,827	13,056	10,531	10,000	9,764	10,000
Average Annual Return, Percent	17.49%	10.06%	11.10%	9.23%
MSCI ACWI C000171406 Index Net [Member]
Account Value [Line Items]
Account Value	$ 24,468	$ 24,468	$ 24,468	$ 24,468	20,826	17,042	20,876	17,611	15,149	11,966	13,210	10,655
MSCI ACWI C000171407 Index Net [Member]
Account Value [Line Items]
Account Value	24,468	24,468	24,468	24,468	20,826	17,042	20,876	17,611	15,149	11,966	13,210	10,655	10,000
MSCI ACWI C000015147 Index Net [Member]
Account Value [Line Items]
Account Value	$ 34,254	34,254	34,254	34,254	27,399	21,696	26,494	20,585	17,386	13,223	13,829	11,351		10,138
S And P Global Infrastructure Index Net [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Global Infrastructure Index (Net)
Account Value	$ 16,292	$ 16,292	$ 16,292	$ 16,292	14,285	13,504	13,639	12,283	13,136	10,446	11,655	9,788	10,000	8,783	10,000
Average Annual Return, Percent	14.05%	4.40%	5.94%	5.00%
Lipper Global Infrastructure Funds Classification Average [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Lipper Global Infrastructure Funds Classification Average
Average Annual Return, Percent	7.86%	3.96%	5.78%	5.12%
Bloomberg U S Corporate High Yield Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Corporate High Yield Bond Index
Account Value	$ 16,552	$ 16,552	$ 16,552	$ 16,552	15,299	13,486	15,185	14,423	13,466	11,779	12,029	11,190		9,553	10,000
Average Annual Return, Percent	8.19%	4.21%	5.59%	5.17%
Real Asset Income Blended Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Real Asset Income Blended Benchmark
Account Value	$ 15,169	$ 15,169	$ 15,169	$ 15,169	14,061	12,612	14,701	13,214	13,228	11,022	11,797	10,417		9,624	10,000
Average Annual Return, Percent	7.88%	2.78%	4.43%	4.25%
Lipper Real Return Funds Classification Average [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Lipper Real Return Funds Classification Average
Average Annual Return, Percent	3.84%	4.54%	4.26%	3.45%
MSCI US REIT Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI US REIT Index
Account Value	$ 17,345	$ 17,345	$ 17,345	$ 17,345	15,949	14,022	18,575	12,984	14,048	11,164	11,698	11,134		10,252	10,000
Average Annual Return, Percent	8.75%	4.31%		5.66%
Real Estate Securities Blended Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Real Estate Securities Blended Benchmark
Account Value	$ 16,799	$ 16,799	16,799	$ 16,799	15,716	13,964	18,557	12,984	14,048	11,164	11,698	11,134		10,252	$ 10,000
Average Annual Return, Percent	6.89%	3.64%		5.32%
Lipper Real Estate Funds Classification Average [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Lipper Real Estate Funds Classification Average
Average Annual Return, Percent	6.41%	3.42%		5.02%
S And P Global Infrastructure C000171406 Index Net [Member]
Account Value [Line Items]
Account Value	$ 16,339	$ 16,339	16,339	$ 16,339	14,326	13,543	13,678	12,318	13,173	10,476	11,688	9,816
Bloomberg U S Corporate High Yield Bond C000171407 Index [Member]
Account Value [Line Items]
Account Value	15,887	15,887	15,887	15,887	14,684	12,944	14,575	13,844	12,925	11,306	11,546	10,740	10,000
Real Asset Income Blended Benchmark C000171407 [Member]
Account Value [Line Items]
Account Value	14,461	14,461	14,461	14,461	13,405	12,023	14,014	12,597	12,610	10,508	11,246	9,931	$ 10,000
Bloomberg U S Corporate High Yield Bond C000015147 Index [Member]
Account Value [Line Items]
Account Value	17,345	17,345	17,345	17,345	15,949	14,022	18,575	12,984	14,048	11,164	11,698	11,134		10,252
Real Asset Income Blended Benchmark C000015147 [Member]
Account Value [Line Items]
Account Value	$ 16,799	$ 16,799	$ 16,799	$ 16,799	$ 15,716	$ 13,964	$ 18,557	$ 12,984	$ 14,048	$ 11,164	$ 11,698	$ 11,134		$ 10,252